Operating Leases - Schedule of Components of Leases and Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026
Schedule of Components of Leases and Lease Costs [Line Items]
Operating lease liabilities (related party)	$ 919
Operating lease cost	206	$ 180
Total	206	180
Cash paid for amounts included in the measurement of lease liability	$ 239	$ 201
Weighted-average remaining lease term - in years	5 years	6 years
Weighted-average discount rate	9.90%	9.90%
Related Party [Member]
Schedule of Components of Leases and Lease Costs [Line Items]
Operating lease right-of-use asset (related party)	$ 886	$ 879	$ 853
Operating lease liability, current portion (related party)	174	143	178
Operating lease liability, net of current portion (related party)	745	802	$ 711
Operating lease liabilities (related party)	$ 919	$ 945